Commitments - Additional information (Details)	Oct. 05, 2021 USD ($)	Jun. 30, 2023 GBP (£)	Dec. 31, 2022 GBP (£)	Dec. 22, 2022 GBP (£)
Disclosure of attribution of expenses by nature to their function [line items]
Commitments outstanding		£ 4,025,000
Total minimum lease commitments		22,312,000	£ 16,253,000
Miami, Florida United States
Disclosure of attribution of expenses by nature to their function [line items]
Total minimum lease commitments				£ 3,291,000
Gates Foundation
Disclosure of attribution of expenses by nature to their function [line items]
Commitment | $	$ 70,000,000
Commitment, term	4 years
Commitment costs incurred		8,043,012	6,459,000
Commitments outstanding		£ 43,443,000	£ 45,027,000